Segment Information - Schedule of Non-Current Assets per Geographical Segment (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Segment Reporting Information [Line Items]
Non-current assets, value	$ 32,208,893	$ 4,103,098	$ 14,605,674
Non-current assets, percentage	100.00%	100.00%	100.00%
Hong Kong [Member]
Segment Reporting Information [Line Items]
Non-current assets, value	$ 27,937,958	$ 3,559,023	$ 9,653,379
Non-current assets, percentage	87.00%	87.00%	66.00%
PRC [Member]
Segment Reporting Information [Line Items]
Non-current assets, value	$ 4,270,935	$ 544,075	$ 4,952,295
Non-current assets, percentage	13.00%	13.00%	34.00%